Schedule of Investments (unaudited) March 31, 2023	BlackRock LifePath® Dynamic 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 66.0%
BlackRock Advantage Emerging Markets Fund, Class K	531,054	$5,023,772
BlackRock Tactical Opportunities Fund, Class K	379,522	5,400,604
Diversified Equity Master Portfolio	$49,222,357	49,222,357
International Tilts Master Portfolio	$14,325,222	14,325,222
iShares Developed Real Estate Index Fund, Class K	161,457	1,453,117
iShares MSCI EAFE Small-Cap ETF(b)	90,015	5,356,793

		80,781,865

Fixed-Income Funds — 25.0%
BlackRock Diversified Fixed Income Fund	1,839,048	18,151,405
BlackRock High Yield Bond Portfolio, Class K	183,765	1,247,762
iShares iBoxx $Investment Grade Corporate Bond ETF	41,056	4,500,148
iShares TIPS Bond ETF(b)	60,588	6,679,827

		30,579,142

Security	Shares	Value

Money Market Funds — 16.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)	10,495,860	$10,499,009
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(c)	9,861,501	9,861,501

		20,360,510

Total Investments — 107.7% (Cost: $124,212,554)		131,721,517
Liabilities in Excess of Other Assets — (7.7)%		(9,378,505)

Net Assets — 100.0%		$122,343,012

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio(a)	$7,129,318	$—		$(8,176,271	)(b)(c)	$(18,056)	$1,065,009	$—	$—	$11,558		$—
BlackRock Advantage Emerging Markets Fund, Class K	4,747,624	—		—		—	276,148	5,023,772	531,054	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	5,242,829	5,257,260	(b)	—		(633)	(447)	10,499,009	10,495,860	3,807	(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,621,338	4,240,163	(b)	—		—	—	9,861,501	9,861,501	73,191		—
BlackRock Diversified Fixed Income Fund	—	18,351,048		—		—	(199,643)	18,151,405	1,839,048	144,267		—
BlackRock High Yield Bond Portfolio, Class K	1,200,667	20,020	(b)	—		—	27,075	1,247,762	183,765	20,204		—
BlackRock Tactical Opportunities Fund, Class K	5,472,714	—		—		—	(72,110)	5,400,604	379,522	—		—
Diversified Equity Master Portfolio	44,677,848	2,737,558	(b)(c)	—		(184,628)	1,991,579	49,222,357	$49,222,357	224,782		—
International Tilts Master Portfolio	13,143,743	490,690	(b)(c)	—		205,442	485,347	14,325,222	$14,325,222	83,858		—
iShares Core U.S. Aggregate Bond ETF(a)	5,273,540	—		(5,463,971)		(894,676)	1,085,107	—	—	—		—
iShares Developed Real Estate Index Fund, Class K	1,617,404	—		(177,999)		(14,800)	28,512	1,453,117	161,457	—		—
iShares iBoxx $Investment Grade Corporate Bond ETF	4,328,534	—		—		—	171,614	4,500,148	41,056	29,308		—
iShares MSCI EAFE Small-Cap ETF	5,084,047	—		—		—	272,746	5,356,793	90,015	—		—

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Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2035 Fund

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds

iShares TIPS Bond ETF	$6,053,563	$403,287	$—		$—	$222,977	$6,679,827	60,588	$—	$—
Master Total Return Portfolio(a)	5,338,301	—	(6,401,925	)(b)(c)	(148,462)	1,212,086	—	$—	69,414	—

					$(1,055,813)	$6,566,000	$131,721,517		$660,389	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	7	06/08/23	$1,062	$39,179
S&P/TSE 60 Index	14	06/15/23	2,505	62,584
MSCI EAFE Index	8	06/16/23	839	24,196
MSCI Emerging Markets Index	60	06/16/23	2,987	105,217
Russell 2000 E-Mini Index	32	06/16/23	2,902	59,094
S&P 500 Micro E-Mini Index	78	06/16/23	1,614	76,477
10-Year U.S. Treasury Note	21	06/21/23	2,416	74,966
U.S. Long Bond	13	06/21/23	1,707	73,526
Ultra U.S. Treasury Bond	19	06/21/23	2,691	103,616

				618,855

Short Contracts
5-Year U.S. Treasury Note	44	06/30/23	4,825	15,555

				$634,410

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	2,979,099	USD	2,190,308	Morgan Stanley & Co. International PLC	06/21/23	$16,777
EUR	1,078,253	USD	1,144,463	Bank of America N.A.	06/21/23	30,038
EUR	1,078,254	USD	1,143,605	Morgan Stanley & Co. International PLC	06/21/23	30,897

						77,712

USD	130,205	CAD	178,000	Bank of America N.A.	06/21/23	(1,667)
USD	28,770	EUR	27,000	Deutsche Bank AG	06/21/23	(640)
USD	83,652	JPY	11,277,000	Deutsche Bank AG	06/21/23	(2,254)

						(4,561)

						$73,151

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2035 Fund

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.25%, 4.80%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	11/11/23	USD	2,358	$(43,389)	$—	$(43,389)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$17,234,286	$—	$—	$17,234,286
Fixed-Income Funds	30,579,142	—	—	30,579,142
Money Market Funds	20,360,510	—	—	20,360,510

	$68,173,938	$—	$—	68,173,938

Investments Valued at NAV(a)				63,547,579

				$131,721,517

Derivative Financial Instruments(b)
Assets
Equity Contracts	$327,568	$39,179	$—	$366,747
Foreign Currency Exchange Contracts	—	77,712	—	77,712
Interest Rate Contracts	267,663	—	—	267,663
Liabilities
Equity Contracts	—	(43,389)	—	(43,389)
Foreign Currency Exchange Contracts	—	(4,561)	—	(4,561)

	$595,231	$68,941	$—	$664,172

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2035 Fund

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	4